Profit before income tax expense	12 Months Ended
Dec. 31, 2018
Profit before income tax expense [abstract]
Profit before income tax expense
6	Profit before income tax expense

Profit before income tax expense was determined after charging/(crediting) the following:

	For the year ended 31 December
	2018	2017	2016

Total interest expense on borrowing	10,982,230	10,225,069	7,267,490

Less: amounts capitalized in property, plant and equipment	495,818	476,065	449,964

Interest expenses charged in consolidated statement of comprehensive income	10,486,412	9,749,004	6,817,526

Auditors’ remuneration-audit services	68,750	64,160	43,610
Operating leases charge	377,162	364,756	331,496
Fuel	105,736,173	92,737,304	56,617,542
Depreciation of property, plant and equipment	20,466,423	20,180,830	14,815,620
Amortization of land use rights	344,068	341,125	225,707
Amortization of other non-current assets	105,623	113,878	121,388

Impairment loss of property, plant and equipment (Note 7)	989,778	1,046,195	1,063,735
Impairment loss of land use rights (Note 11)	-	108,590	51,981
Impairment loss of mining rights (Note 13)	135,085	-	-
Impairment loss of goodwill (Note 15)	409,371	-	-
Impairment loss of other non-current assets	8,432	5,008	-
Recognition of loss allowance for receivables	40,967	27,682	89,498
Recognition/(reversal) of provision for inventory obsolescence (Note 17)	253,816	(263)	(256)

Net (gain)/ loss on disposals of non-current assets	(42,506)	616,456	590,049
Government grants	(521,380)	(421,912)	(396,467)
Gain on a bargain purchase	-	-	(129,921)

	For the year ended 31 December
	2018	2017	2016

Included in other investment income
-Gains on disposal of available-for-sale financial assets	–	(1,479,732)	(932,738)

-Dividends on available-for-sale financial assets	–	(124,918)	(103,037)
-Dividends on other equity instrument investments	(1,168)	–	–
-Gains on disposal of subsidiaries	-	(52,330)	-
-Loss on disposal of a joint venture (Note 41(b))	270,741	-	-

Included in (gain)/loss on fair value changes of financial assets/liabilities
-Contingent consideration of the business combination	(746,850)	(859,547)	-
-Loss on fair value changes of trading derivatives	20,007	2,761	12,986

Other operating expenses consist of impairment loss of property, plant and equipment, goodwill, mining rights and impairment loss of other non-current assets, loss on disposal of a joint venture, substituted power arrangement expenses, insurance, government grants and other miscellaneous expenses.